IFRS 7 - Disclosure - Market Risk - Summary of Amortized Cost and Fair Values of Non-trading Equities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [Line Items]
Equity-accounted investments in associates	$ 63	$ 313
Amortized cost [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [Line Items]
Equity securities designated at FVOCI	468
AFS securities		364
Equity-accounted investments in associates	63	313
Total	531	677
Financial assets at fair value [member] | Non-trading Securities [member]
Disclosure Of Amortized Cost And Fair Values Of Nontrading Equities [Line Items]
Equity securities designated at FVOCI	562
AFS securities		469
Equity-accounted investments in associates	101	356
Total	$ 663	$ 825